Financial instruments and fair value measurement - Financial instruments by fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 1,020	$ 648	$ 559
Current financial investments	14,297	15,335
Current derivative financial instruments - assets	667	1,024	1,378
Non-current derivative financial instruments liabilities	(1,150)	(1,958)	(1,795)
Current derivative financial instruments - liabilities	(448)	(833)	$ (1,619)
Total fair value
Disclosure of fair value measurement [line items]
Non-current financial investments	6,752	5,519
Non-current derivative financial instruments - assets	1,020	648
Current financial investments	1,413	344
Current derivative financial instruments - assets	667	1,024
Cash equivalents	2,236	1,278
Non-current derivative financial instruments liabilities	(1,150)	(1,958)
Current derivative financial instruments - liabilities	(448)	(833)
Net fair value	10,490	6,022
Level 1
Disclosure of fair value measurement [line items]
Non-current financial investments	4,105	3,178
Non-current derivative financial instruments - assets	0	0
Current financial investments	1,149	0
Current derivative financial instruments - assets	13	2
Non-current derivative financial instruments liabilities	0	0
Current derivative financial instruments - liabilities	(14)	0
Net fair value	5,253	3,180
Level 2
Disclosure of fair value measurement [line items]
Non-current financial investments	1,984	1,762
Non-current derivative financial instruments - assets	340	105
Current financial investments	264	344
Current derivative financial instruments - assets	509	904
Cash equivalents	2,236	1,278
Non-current derivative financial instruments liabilities	(1,150)	(1,942)
Current derivative financial instruments - liabilities	(400)	(775)
Net fair value	3,781	1,676
Level 3
Disclosure of fair value measurement [line items]
Non-current financial investments	663	579
Non-current derivative financial instruments - assets	680	543
Current financial investments	0
Current derivative financial instruments - assets	145	118
Non-current derivative financial instruments liabilities	0	(17)
Current derivative financial instruments - liabilities	(34)	(58)
Net fair value	$ 1,455	$ 1,167